Additional Disclosure - $ / shares	3 Months Ended																12 Months Ended
	Dec. 31, 2025		Sep. 30, 2025		Jun. 30, 2025		Mar. 31, 2025		Dec. 31, 2024		Sep. 30, 2024		Jun. 30, 2024		Mar. 31, 2024		Dec. 31, 2026
Common Stock Number Of Shares Par Value And Other Disclosures Abstract
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.3669	[1]	$ 0.6079	[1]	$ 0.3669	[1]	$ 0.3669	[1]	$ 0.3502	[1]	$ 0.5168	[1]	$ 0.3168	[1]	$ 0.3168	[1]

[1]	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per Common Share that the Fund has declared on the Common Shares in the specified quarter. Tax characteristics of distributions will vary.